Shareholder Report		12 Months Ended
	Aug. 01, 2023	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key		0000088064
Entity Investment Company Type		N-1A
Document Period End Date		Jul. 31, 2024
C000015684
Shareholder Report [Line Items]
Fund Name		DWS Large Cap Focus Growth Fund
Class Name		Class A
Trading Symbol		SGGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Large Cap Focus Growth Fund ("the Fund") for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.05%

Gross expense ratio as of the latest prospectus: 1.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 117
Expense Ratio, Percent		1.05%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	22.81%	14.72%	14.33%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	15.75%	13.37%	13.66%
Russell 1000® Index	21.50%	14.59%	12.86%
Russell 1000® Growth Index	26.94%	18.41%	16.31%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Aug. 01, 2023
AssetsNet		$ 348,617,024
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 2,007,383
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	348,617,024
Number of Portfolio Holdings	50
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	2,007,383

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	101%
Cash Equivalents	1%
Other Assets and Liabilities, Net	(2%)
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since August 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc. (the “Advisor”), was amended to reduce the breakpoint schedule for determining the Fund’s management fee. Effective October 1, 2023, the Fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.615% on the first $500 million of the Fund’s average daily net assets, 0.565% on the next $1.5 billion of the Fund’s average daily net assets, and 0.515% of the Fund’s average daily net assets thereafter.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc. (the “Advisor”), was amended to reduce the breakpoint schedule for determining the Fund’s management fee. Effective October 1, 2023, the Fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.615% on the first $500 million of the Fund’s average daily net assets, 0.565% on the next $1.5 billion of the Fund’s average daily net assets, and 0.515% of the Fund’s average daily net assets thereafter.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since August 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000015687
Shareholder Report [Line Items]
Fund Name		DWS Large Cap Focus Growth Fund
Class Name		Class C
Trading Symbol		SGGCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Large Cap Focus Growth Fund ("the Fund") for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.80%

Gross expense ratio as of the latest prospectus: 1.93%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 200
Expense Ratio, Percent		1.80%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	21.90%	13.87%	13.48%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	20.90%	13.87%	13.48%
Russell 1000® Index	21.50%	14.59%	12.86%
Russell 1000® Growth Index	26.94%	18.41%	16.31%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Aug. 01, 2023
AssetsNet		$ 348,617,024
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 2,007,383
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	348,617,024
Number of Portfolio Holdings	50
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	2,007,383

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	101%
Cash Equivalents	1%
Other Assets and Liabilities, Net	(2%)
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since August 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc. (the “Advisor”), was amended to reduce the breakpoint schedule for determining the Fund’s management fee. Effective October 1, 2023, the Fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.615% on the first $500 million of the Fund’s average daily net assets, 0.565% on the next $1.5 billion of the Fund’s average daily net assets, and 0.515% of the Fund’s average daily net assets thereafter.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc. (the “Advisor”), was amended to reduce the breakpoint schedule for determining the Fund’s management fee. Effective October 1, 2023, the Fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.615% on the first $500 million of the Fund’s average daily net assets, 0.565% on the next $1.5 billion of the Fund’s average daily net assets, and 0.515% of the Fund’s average daily net assets thereafter.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since August 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000015689
Shareholder Report [Line Items]
Fund Name		DWS Large Cap Focus Growth Fund
Class Name		Class S
Trading Symbol		SCQGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Large Cap Focus Growth Fund ("the Fund") for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$89	0.80%

Gross expense ratio as of the latest prospectus: 0.90%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.80%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	23.11%	15.01%	14.62%
Russell 1000® Index	21.50%	14.59%	12.86%
Russell 1000® Growth Index	26.94%	18.41%	16.31%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Aug. 01, 2023
AssetsNet		$ 348,617,024
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 2,007,383
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	348,617,024
Number of Portfolio Holdings	50
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	2,007,383

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	101%
Cash Equivalents	1%
Other Assets and Liabilities, Net	(2%)
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since August 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc. (the “Advisor”), was amended to reduce the breakpoint schedule for determining the Fund’s management fee. Effective October 1, 2023, the Fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.615% on the first $500 million of the Fund’s average daily net assets, 0.565% on the next $1.5 billion of the Fund’s average daily net assets, and 0.515% of the Fund’s average daily net assets thereafter.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc. (the “Advisor”), was amended to reduce the breakpoint schedule for determining the Fund’s management fee. Effective October 1, 2023, the Fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.615% on the first $500 million of the Fund’s average daily net assets, 0.565% on the next $1.5 billion of the Fund’s average daily net assets, and 0.515% of the Fund’s average daily net assets thereafter.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since August 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000015690
Shareholder Report [Line Items]
Fund Name		DWS Large Cap Focus Growth Fund
Class Name		Institutional Class
Trading Symbol		SGGIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Large Cap Focus Growth Fund ("the Fund") for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.80%

Gross expense ratio as of the latest prospectus: 0.91%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.80%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	23.12%	15.02%	14.62%
Russell 1000® Index	21.50%	14.59%	12.86%
Russell 1000® Growth Index	26.94%	18.41%	16.31%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Aug. 01, 2023
AssetsNet		$ 348,617,024
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 2,007,383
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	348,617,024
Number of Portfolio Holdings	50
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	2,007,383

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	101%
Cash Equivalents	1%
Other Assets and Liabilities, Net	(2%)
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since August 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc. (the “Advisor”), was amended to reduce the breakpoint schedule for determining the Fund’s management fee. Effective October 1, 2023, the Fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.615% on the first $500 million of the Fund’s average daily net assets, 0.565% on the next $1.5 billion of the Fund’s average daily net assets, and 0.515% of the Fund’s average daily net assets thereafter.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc. (the “Advisor”), was amended to reduce the breakpoint schedule for determining the Fund’s management fee. Effective October 1, 2023, the Fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.615% on the first $500 million of the Fund’s average daily net assets, 0.565% on the next $1.5 billion of the Fund’s average daily net assets, and 0.515% of the Fund’s average daily net assets thereafter.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since August 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.